Estimates (Schedule of Other Non-Current Assets, net) (Details) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Unamortized financing costs(1)	[1]	$ 13	$ 29
Regulatory assets		86	90
Deferred charges		217	198
Restricted funds		190	192
Other		310	202
Total other non-current assets, net		$ 816	$ 711

[1]	(1)Includes unamortized financing costs related to the Partnership’s revolving credit facilities.